Estimated Assumptions of Fair Value of Series C Preferred Share of 51.com under EVA Model (Detail) (Five One Network Development Co Ltd, Series C Preferred Stock)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Five One Network Development Co Ltd | Series C Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.12%	0.14%
Expected volatility	42.24%	42.78%
- IPO	0.00%	0.00%
- Liquidation	100.00%	100.00%
- Redemption	0.00%	0.00%